Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and time deposits placed with banks or other financial institutions with original maturities less than three months, which are unrestricted as to withdrawal or use. Interest income associated with these deposits amounted to RMB4.1 million, RMB2.4 million and RMB1.4 million in the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022.
The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2021 and 2022:

	RMB thousands			RMB thousands equivalent (US$)			RMB thousands equivalent (HKD/SGD/IDR)			Total in RMB thousands
	Overseas	China		Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE		Non VIE	VIE
December 31, 2021	80	11,570	19,783	102,565	89,494	—	16,859	—	—	240,351
December 31, 2022	30,080	4,730	32,147	55,389	—	—	455	—	—	122,801